Securities (Tables)	9 Months Ended
Jul. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized gains and losses as at July 31, 2022 and October 31, 2021.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			July 31, 2022				October 31, 2021
	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$16,753	$58	$(85)	$16,726	$12,428	$98	$(7)	$12,519
Provinces	20,167	99	(115)	20,151	17,935	218	(10)	18,143
U.S. federal, state, municipal governments, and agencies debt	11,564	10	(147)	11,427	19,232	83	(15)	19,300
Other OECD government guaranteed debt	2,783	1	(22)	2,762	6,551	13	–	6,564

Mortgage-backed securities	78	–	–	78	1,251	3	–	1,254

	51,345	168	(369)	51,144	57,397	415	(32)	57,780
Other debt securities
Asset-backed securities	5,894	–	(64)	5,830	6,957	30	(6)	6,981

Corporate and other debt	8,248	21	(120)	8,149	8,054	68	(18)	8,104

	14,142	21	(184)	13,979	15,011	98	(24)	15,085

Total debt securities	65,487	189	(553)	65,123	72,408	513	(56)	72,865
Equity securities
Common shares	2,993	149	(46)	3,096	3,887	310	(80)	4,117

Preferred shares	1,099	31	(44)	1,086	470	43	(31)	482

	4,092	180	(90)	4,182	4,357	353	(111)	4,599
Total securities at fair value through other comprehensive income	$69,579	$369	$(643)	$69,305	$76,765	$866	$(167)	$77,464

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The Bank designated certain equity securities as equity securities at FVOCI. The following table summarizes the fair value of equity securities designated at FVOCI as at July 31, 2022 and October 31, 2021, and dividend income recognized on these securities for the three and nine months ended July 31, 2022 and July 31, 2021.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the nine months ended
	July 31, 2022	October 31, 2021	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$3,096	$4,117	$51	$36	$136	$106

Preferred shares	1,086	482	5	5	16	12
Total	$4,182	$4,599	$56	$41	$152	$118

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized gains and losses for the three and nine months ended July 31, 2022 and July 31, 2021, which are included in Other income (loss) on the Interim Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2022	July 31 2021	July 31 2022	July 31 2021
Debt securities at amortized cost 1	$47	$–	$47	$(61)

Debt securities at fair value through other comprehensive income	(5)	30	5	64
Total	$42	$30	$52	$3

1	The net realized gains recognized in the current period primarily reflect sales of certain U.S. treasury instruments.

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.

Debt Securities by Risk Ratings
(millions of Canadian dollars)										As at
	July 31, 2022					October 31, 2021
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Debt securities 1
Investment grade	$393,241	$–	$	n/a	$393,241	$339,426	$–	$	n/a	$339,426
Non- investment grade	1,747	156		n/a	1,903	2,235	83		n/a	2,318
Watch and classified	n/a	67		n/a	67	n/a	62		n/a	62

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	394,988	223		–	395,211	341,661	145		–	341,806

Allowance for credit losses on debt securities at amortized cost	2	–		–	2	2	–		–	2

Total debt securities, net of allowance	$394,986	$223		$–	$395,209	$341,659	$145		$–	$341,804

1
Includes debt securities backed by government-guaranteed loans of $192 million (October 31, 2021 – $1 million), which are reported in
Non-
investment
grade or a lower risk rating based on the issuer’s credit risk.